Provisions - Schedule of provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	$ 21,324
Exchange adjustments	189
Acquisitions	40
New and increase in existing provisionsa	4,355
Unused provision reversed, other provisions	1,040
Unwinding of discountb	504
Change in discount rate	(991)
Provision used, other provisions	4,744
Reclassified to other payables	(473)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	10
Decrease through loss of control of subsidiary, other provisions	15
Ending balance, provisions	19,139	$ 21,324
Current provisions	4,418	6,332
Non-current provisions	14,721	14,992
Decommissioning
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	12,343
Exchange adjustments	129
Acquisitions	5
New and increase in existing provisionsa	915
Unused provision reversed, other provisions	3
Unwinding of discountb	418
Change in discount rate	(921)
Provision used, other provisions	70
Reclassified to other payables	(444)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Decrease through loss of control of subsidiary, other provisions	0
Ending balance, provisions	12,372	12,343
Current provisions	637
Non-current provisions	11,735
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,721
Exchange adjustments	6
Acquisitions	33
New and increase in existing provisionsa	228
Unused provision reversed, other provisions	51
Unwinding of discountb	55
Change in discount rate	(41)
Provision used, other provisions	307
Reclassified to other payables	(29)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	1
Decrease through loss of control of subsidiary, other provisions	0
Ending balance, provisions	1,614	1,721
Current provisions	371
Non-current provisions	1,243
Litigation And Claims
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	779
Exchange adjustments	0
Acquisitions	2
New and increase in existing provisionsa	147
Unused provision reversed, other provisions	15
Unwinding of discountb	19
Change in discount rate	(23)
Provision used, other provisions	173
Reclassified to other payables	0
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	9
Decrease through loss of control of subsidiary, other provisions	0
Ending balance, provisions	727	779
Current provisions	111
Non-current provisions	616
Emissions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	5,062
Exchange adjustments	29
Acquisitions	0
New and increase in existing provisionsa	2,347
Unused provision reversed, other provisions	710
Unwinding of discountb	0
Change in discount rate	0
Provision used, other provisions	3,703
Reclassified to other payables	0
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Decrease through loss of control of subsidiary, other provisions	0
Ending balance, provisions	3,025	5,062
Current provisions	2,807
Non-current provisions	218
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	1,419
Exchange adjustments	25
Acquisitions	0
New and increase in existing provisionsa	718
Unused provision reversed, other provisions	261
Unwinding of discountb	12
Change in discount rate	(6)
Provision used, other provisions	491
Reclassified to other payables	0
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	0
Decrease through loss of control of subsidiary, other provisions	15
Ending balance, provisions	1,401	$ 1,419
Current provisions	492
Non-current provisions	$ 909